Income Taxes - Reconciliation - before adoption of ASU 2023-09 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
(Loss)/income before income taxes and equity in earnings of an equity investees	$ 498,691	$ (1,107)	$ 58,308
Tax calculated at the statutory tax rate of the Company	82,284	(183)	9,621
Different tax rates applicable in different jurisdictions		(2,400)	541
Tax valuation allowances		24,254	26,629
Preferential tax rate difference		(18)	(3,065)
Preferential tax deduction and credits		(22,608)	(32,667)
Expenses not deductible for tax purposes		10,129	7,086
Withholding tax on undistributed earnings of a PRC entity		2,323	2,386
Income not subject to tax		(5,719)	(5,826)
Temporary difference		998	(817)
Others		416	621
Income tax expense	$ 63,610	$ 7,192	$ 4,509